Deferred purchase price	6 Months Ended
Jun. 30, 2023
Deferred purchase price
Deferred purchase price

13Deferred purchase price

The movement in the deferred purchase price is as follows:

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2023	2022
	USD	USD

Opening balance	7,619,581	3,618,902
Acquisitions	—	36,507,949
Change in fair value	(876,610)	(31,844,346)
Issuance of shares	(306,936)	(662,924)
Settlements	(5,377,829)	—
Ending balance	1,058,206	7,619,581

The deferred purchase price consists of outstanding cash payments and share issuances. The change in fair value is a result of revaluing the shares outstanding to reflect share price as per the purchase agreements. Management has not used any complex assumptions in arriving at the fair value of the deferred purchase price.

13Deferred purchase price (continued)

The deferred purchase price is detailed as follows:

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2023	2022
	USD	USD

Shotl	627,158	1,004,987
Urbvan	425,313	1,598,729
Door2Door	5,735	15,865
Voltlines	—	5,000,000
	1,058,206	7,619,581

	(Unaudited)	(Audited)
Maturity analysis	At 30 June	At 31 December
	2023	2022
	USD	USD

Less than one year (current)	988,038	7,425,488
One to five years (non-current)	70,168	194,093
	1,058,206	7,619,581